Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial risk management
Schedule of credit quality of issuing banks

					As of
					December 31,
Financial institution	Financial assets	Rating			2022
		Moody´s	S&P	Fitch	ThUS$
Agricultural Bank of China	Bank notes	P-1	A-1	F1+	10,334
Bank of China Limited	Bank notes	P-1	A-1	F1+	27,936
Bank of Jiujiang	Bank notes	P-2	-	-	1,964
Bank of Ningbo	Bank notes	P-2	-	-	3,148
Others	Bank notes	-	-	-	1,887
Total					45,269

					December 31,
Financial institution	Financial assets	Rating			2021
		Moody´s	S&P	Fitch	ThUS$
Agricultural Bank of China	Bank notes	P-1	A-1	A	860
Bank of China Limited	Bank notes	P-1	A-1	A	4,167
Bank of Communications	Bank notes	P-1	A-2	A	7,422
China CITIC Bank Corp Ltd	Bank notes	P-2	A-2	BBBu	2,623
China Construction Bank Corporation	Bank notes	-	A-1	A	7,122
China Everbrith Bank Co. Ltd	Bank notes	(P) P-2	A-2	BBB	6,569
China Merchants Bank	Bank notes	-	A-2	A-u	22,628
China Minsheng Bank Corporation	Bank notes	-	A-3	BB+u	784
Industrial & Commercial Bank of China Limited	Bank notes	P-1	A-1	Au	353
Industrial Bank	Bank notes	P-2	-	BBB	6,615
Ping An Bank	Bank notes	P-2	A-2	BB+u	8,391
Shanghai Pudong Development Bank Co. Ltd	Bank notes	P-2	A-2	BBB	7,905
China Development Bank	Bank notes	A1	A-1	F1+u	16,807
Postal Savings Bank of China	Bank notes	-	A-1	A+	4,718
KEB Hana Bank (China)	Bank notes	P-1	A-1	F1+	1,121
Total					98,085

Schedule of credit quality of financial assets

					As of
					December 31,
Financial institution	Financial assets	Rating			2022
		Moody´s	S&P	Fitch	ThUS$
Banco crédito e Inversiones	Time deposits	-	A-2	F2	150,578
Banco Itaú Corpbanca	Time deposits	P-2	A-2	-	284,915
Banco Santander – Santiago	Time deposits	P-1	A-2	-	124,689
Scotiabank Chile	Time deposits	-	-	F1+	416,026
Sumitomo Mitsui Banking	Time deposits	P-1	-	-	122,631
Banco de Chile	Time deposits	-	A-1	-	602
JP Morgan US Dollar liquidity Fund Institucional	Investment fund	Aaa-mf	AAAm	AAAmmf	435,485
Legg Mason - Western Asset Institutional cash reserves	Investment fund	-	AAAm	AAAmmf	590,661
Total					2,125,587
Banco crédito e Inversiones	Time deposits	-	A-2	F2	187,707
Banco Itaú Corpbanca	Time deposits	P-2	A-2	-	15,048
Banco Santander - Santiago	Time deposits	P-1	A-2	-	51,444
Banco Estado	Time deposits	P-1	A-1	-	85,055
Scotiabank Chile	Time deposits	-	-	F1+	250,362
Banco de Chile	Time deposits	-	A-1	-	150,259
Sumitomo Mitsui Banking	Time deposits	P-1	-	-	210,292
Total					950,167

					As of
					December 31,
Financial institution	Financial assets	Rating			2021
		Moody´s	S&P	Fitch	ThUS$
Banco crédito e Inversiones	Time deposits	P-1	A-2	F2-	9,752
Banco Itaú Corpbanca	Time deposits	P-2	A-2	-	8,001
Banco Santander – Santiago	Time deposits	P-1	A-2	-	9,052
Scotiabank Sud Americano	Time deposits	P-1	A-1	F1+	10,750
Other banks	Time deposits	-	-	F1+	200,100
JP Morgan US dollar Liquidity Fund Institutional	Investment fund	Aaa-mf	AAAm	AAAmmf	381,297
Legg Mason - Western Asset Institutional cash reserves	Investment fund	-	AAAm	AAAmmf	233,648
Total					852,600
Banco crédito e Inversiones	Time deposits	P-1	A-2	-	34,325
Banco Itaú Corpbanca	Time deposits	P-2	A-2	-	195,471
Banco Santander - Santiago	Time deposits	P-1	A-2	-	65,899
Scotiabank Sud Americano	Time deposits	P-1	A-1	F1+	289,421
Sumitomo Mitsui Banking	Time deposits	P-1	-	F1	320,054
Total					905,170

Schedule of derivative contracts

These derivative contracts are held with domestic and foreign banks, which have the following credit ratings as of December 31, 2022.

Financial institution	Financial assets	Rating
		Moody´s	S&P	Fitch
Banco Estado	Derivative	P-1	A-1	-
Merrill Lynch International	Derivative	-	A-1	-
JP Morgan	Derivative	P-1	A-2	F1+
Morgan Stanley	Derivative	P-1	A-2	F1
The Bank of Nova Scotia	Derivative	P-1	A-1	F1+
Banco Itaú-Corpbanca	Derivative	P-2	A-2	-
Goldman Sachs	Derivative	P-1	A-2	F1

Schedule of cash and cash equivalents

Cash and cash equivalents are invested in highly liquid mutual funds with an AAA risk rating.

	Nature of undiscounted cash flows
As of December 31, 2022	Carrying
(figures expressed in millions of US dollars)	amount	Less than 1 year	1 to 5 years	Over 5 years	Total
Bank borrowings	330.80	144.83	220.33	—	365.16
Unsecured obligations	2,550.60	405.17	616.66	2,935.15	3,956.98
Sub total	2,881.40	550.00	836.99	2,935.15	4,322.14
Hedging liabilities	62.53	40.76	20.43	12.68	73.87
Derivative financial instruments	5.82	5.82	—	—	5.82
Sub total	68.35	46.58	20.43	12.68	79.69
Current and non-current lease liabilities	61.73	13.94	36.33	27.85	78.12
Trade accounts payable and other accounts payable	374.79	374.79	—	—	374.79
Total	3,386.27	985.31	893.75	2,975.68	4,854.74

	Nature of undiscounted cash flows
As of December 31, 2021	Carrying
(figures expressed in millions of US dollars)	amount	Less than 1 year	1 to 5 years	Over 5 years	Total
Bank borrowings	70.08	1.05	70.64	—	71.69
Unsecured obligations	2,518.64	108.06	924.03	2,980.91	4,013.00
Sub total	2,588.72	109.11	994.67	2,980.91	4,084.69
Hedging liabilities	85.25	12.38	31.58	39.70	83.66
Derivative financial instruments	1.67	1.67	—	—	1.67
Sub total	86.92	14.05	31.58	39.70	85.33
Current and non-current lease liabilities	54.22	8.88	30.97	29.08	68.93
Trade accounts payable and other accounts payable	279.65	279.65	—	—	279.65
Total	3,009.51	411.69	1,057.22	3,049.69	4,518.60